SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted Average [Line Items]
Expected life	2 years	1 year	6 years
Risk free interest rate	0.65%	0.13%	2.37%	0.00%
Expected volatility	80.00%	132.00%	80.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%